Average Annual Total Returns{- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® Income Fund	Fidelity Freedom Income Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom Income Fund - Class K Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	9.00%	5.85%	[1]	7.51%	4.86%	[1]	8.61%	6.07%	[1]

[1]	(a)From July 20, 2017